DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 49,010,391	$ 40,861,101	$ 132,218,141	$ 143,926,813	$ 187,173,834	$ 173,992,897	$ 140,235,922
Direct Sales
Disaggregation of Revenue [Line Items]
Revenue	33,616,439	40,861,101	103,709,366	136,784,032	176,836,569	143,749,787	116,120,832
Channel Sales
Disaggregation of Revenue [Line Items]
Revenue	$ 4,570,219	$ 0	$ 13,543,942	$ 7,142,781	$ 10,337,265	$ 30,243,110	$ 24,115,090